UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 8/31

Date of reporting period: 2/29/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
February 29, 2016

Templeton China World Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Templeton China World Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	12
Financial Statements	19
Notes to Financial Statements	23
Shareholder Information	31

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Templeton China World Fund

This semiannual report for Templeton China World Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of “China companies,” as defined in the Fund’s prospectus.

Performance Overview

For the six months ended February 29, 2016, the Fund’s Class A shares had a -5.40% cumulative total return. For comparison, Greater China stocks, as measured by the MSCI Golden Dragon Index, had a -8.90% total return for the same period.1 Also for comparison, the Standard & Poor’s®/International Finance Corporation Investable China Index, which measures Chinese stock market performance, had a -8.91% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7. For the 10-year period ended February 29, 2016, the Fund’s Class A shares delivered a +60.07% cumulative total return, compared with the MSCI Golden Dragon Index’s +67.16% cumulative total return for the same period.2 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The Chinese economy, as measured by gross domestic product (GDP), grew an estimated 6.8% in 2015’s final quarter over 2014’s final quarter.3 China’s GDP grew an estimated 6.9% in

2015, after expanding 7.3% in 2014.3 Strength in services and consumption was offset by weakness in fixed-asset investment, imports and exports, and manufacturing. Domestic demand continued to account for a greater portion of GDP, as per-capita income rose, supported by the government’s market-friendly policies for sustainable growth. The real estate market showed signs of improvement amid rising new home prices. China’s trade surplus narrowed at period-end as exports fell due to weak global demand and imports declined due to lower commodity prices and weak local demand.

During the six months under review, the People’s Bank of China (PBOC) implemented various measures to support economic growth amid relatively subdued inflationary pressures. In addition to cutting its benchmark interest rate, the PBOC reduced the cash reserve requirement ratios for banks several times. Furthermore, the PBOC lowered short-term borrowing costs for smaller banks as part of its efforts to establish an interest rate corridor intended to help banks access funds in times of a liquidity crunch and to avoid increased volatility in money market rates.

Greater China stocks experienced heightened volatility during the period amid China’s moderating economic growth and lower commodity demand, as well as the PBOC’s effective currency devaluation. Price declines of many commodities,

1. Source: Morningstar.
2. Source: Morningstar. As of 2/29/16, the Fund’s Class A 10-year average annual total return not including sales charges was +4.82%, compared with the 10-year average annual total return of +5.27% for the MSCI Golden Dragon Index.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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particularly crude oil, weighed further on investor sentiment. The International Monetary Fund’s approval of the Chinese yuan as a reserve currency and China’s additional monetary and fiscal stimulus measures to support economic growth helped Greater China stocks in December. However, a plunge in China’s domestic A-share market on January 4 triggered the country’s new circuit-breaker system and halted trading, which led to stock declines that were exacerbated by a collapse in crude oil prices. Greater China stocks began to regain some ground in late January as crude oil prices appeared to stabilize and the PBOC further reduced the cash reserve requirement for banks.

For the six months ended February 29, 2016, Greater China stocks, as measured by the MSCI Golden Dragon Index, had a -8.90% total return.1 The MSCI China Index had a -13.18% total return for the same period, compared with -6.05% for the MSCI Hong Kong Index and -2.04% for the MSCI Taiwan Index.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included our investments in TSMC (Taiwan Semiconductor Manufacturing Co.), Nine Dragons Paper Holdings and CKI (Cheung Kong Infrastructure Holdings).

TSMC is the world’s largest independent integrated circuit foundry. Better-than-expected fourth-quarter 2015 earnings results and company management’s upgraded guidance for 2016’s first quarter supported share price performance. Analysts’ suggestions that TSMC may win exclusive rights to supply processors for the next-generation Apple iPhones also helped the company’s share performance. Furthermore, a strong semiconductor demand outlook, driven by rising silicon content in mobile devices and other objects with embedded technology and network connectivity, led many investors to view the company positively.

Top 10 Holdings
2/29/16
Company	% of Total
Sector/Industry, Country	Net Assets
TSMC (Taiwan Semiconductor Manufacturing Co.) Ltd.	8.4%
Semiconductors & Semiconductor Equipment, Taiwan
Dairy Farm International Holdings Ltd.	6.6%
Food & Staples Retailing, Hong Kong
Sinopec (China Petroleum and Chemical Corp.), H	6.3%
Oil, Gas & Consumable Fuels, China
Tencent Holdings Ltd.	5.9%
Internet Software & Services, China
China Mobile Ltd.	5.5%
Wireless Telecommunication Services, China
Anta Sports Products Ltd.	4.5%
Textiles, Apparel & Luxury Goods, China
Nine Dragons Paper Holdings Ltd.	4.4%
Paper & Forest Products, China
Baidu Inc., ADR	4.2%
Internet Software & Services, China
China Construction Bank Corp., H	3.9%
Banks, China
Cheung Kong Infrastructure Holdings Ltd.	3.7%
Electric Utilities, Hong Kong

Nine Dragons Paper is the largest containerboard paper manufacturer in China and across Asia. The company reported solid core earnings in 2015’s second half, driven by lower prices for raw materials and coal, value-added tax rebates, and lower finance costs resulting from reduced financial leverage. Market leaders such as Nine Dragons Paper benefited from industry consolidation, as China’s weaker economic environment and implementation of environmental policies accelerated the closure of smaller, inefficient factories, reducing market supply and helping to support product prices.

CKI has globally diversified investments in infrastructure-related energy, transportation and water businesses. CKI’s proposal to merge with its subsidiary, Power Assets Holdings, a global investor in power and utility-related businesses, supported CKI’s share price in the early part of the reporting period. Although the proposed merger failed in November, CKI’s share price showed little impact as investors remained hopeful of a special dividend payout from Power Assets and the possibility of new CKI acquisitions. Further aiding investor sentiment was the announcement that CKI will be included in the Hang Seng Index in March.

In contrast, key detractors from the Fund’s absolute performance included our positions in Uni-President China Holdings, Sinopec (China Petroleum and Chemical) and China Construction Bank.

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Uni-President China is one of China’s leading beverage and instant noodle manufacturers and a subsidiary of Uni-President Enterprises (also a Fund holding), Taiwan’s largest food and beverage conglomerate. Reports of solid third-quarter 2015 earnings failed to support Uni-President China’s share price due to investor concerns that China’s moderating economic growth could have a negative effect on noodle and beverage consumption, resulting in a deceleration in industry growth and slower sales for the company.

In addition to being hurt by generally weak sentiment in the Chinese market, the share price of Sinopec, one of the country’s largest energy companies, was negatively affected by the decline in crude oil prices and investor concerns that a slowdown in China’s economy could impact demand trends. Sinopec reported a sharp drop in third-quarter 2015 earnings primarily due to foreign exchange losses and significant oil price declines, which resulted in losses across most business segments, including refining. Worries about possible cuts to regulated gas prices and concerns that market conditions could lead to a delay in the planned initial public offering of Sinopec’s marketing business also weighed on the company’s stock.

China Construction Bank is one of the country’s largest state-owned commercial banks. The bank reported solid third-quarter 2015 corporate results, but investor concerns about asset quality amid economic uncertainty and financial market volatility pressured its share performance. Further dampening investor sentiment were expectations that the PBOC’s monetary easing measures, such as lowering interest rates and reducing the reserve requirement ratios for commercial banks, could pressure China Construction Bank’s net interest margins and profitability.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2016, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for what we considered undervalued investments with attractive fundamentals and growth potential led us to purchase shares in select companies during the six-month period. Key purchases included new positions in Alibaba Group Holding, one of China’s largest online and mobile commerce companies, and Kweichow Moutai, a prominent high-end liquor producer in China. We also made additional investments in Tencent Holdings, one of China’s top Internet service portals, and Shanghai Pharmaceuticals Holdings, a leading Chinese manufacturer and retailer of a wide range of pharmaceutical products.

Conversely, we conducted some sales as we raised funds for dividend and capital gain distribution, leading us to reduce the Fund’s investments across the portfolio. We undertook the largest sales in China H shares, Hong Kong and Taiwan.4 In sector terms, some of our largest reductions were in financials, consumer staples, industrials and information technology.5 Key sales included elimination of our position in Bank of China and trimming our positions in Chinese commercial banks ICBC (Industrial and Commercial Bank of China) and China Construction Bank, mentioned earlier; Dairy Farm International Holdings, a Hong Kong-based regional supermarket, drug store and convenience store operator; and the aforementioned TSMC.

4. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.
5. The financials sector comprises banks, insurance, and real estate management and development in the SOI. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The industrials sector comprises industrial conglomerates, machinery, marine and transportation infrastructure in the SOI. The IT sector comprises electronic equipment, instruments and components; Internet software and services; IT services; and semiconductors and semiconductor equipment in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	2/29/16	8/31/15		Change
A (TCWAX)	$18.30	$26.19	-$	7.89
C (TCWCX)	$18.08	$25.76	-$	7.68
R6 (FCWRX)	$18.40	$26.41	-$	8.01
Advisor (TACWX)	$18.42	$26.39	-$	7.97

Distributions[1] (9/1/15–2/29/16)

	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.4566	$6.5809		$7.0375
C	$0.1659	$6.5809		$6.7468
R6	$0.6398	$6.5809		$7.2207
Advisor	$0.5687	$6.5809		$7.1496

See page 9 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of $10,000	Average Annual Total	Total Annual
Share Class	Total Return[3]	Total Return[4]	Investment[5]	Return (3/31/16)[6]	Operating Expenses[7]
A					1.81%
6-Month	-5.40%	-10.84%	$8,916
1-Year	-21.17%	-25.71%	$7,429	-19.35%
5-Year	-17.96%	-5.01%	$7,733	-4.52%
10-Year	+60.07%	+4.20%	$15,086	+5.09%
C					2.56%
6-Month	-5.75%	-6.45%	$9,355
1-Year	-21.76%	-22.34%	$7,766	-15.73%
5-Year	-20.81%	-4.56%	$7,919	-4.07%
10-Year	+49.36%	+4.09%	$14,936	+4.98%
R6					1.37%
6-Month	-5.15%	-5.15%	$9,485
1-Year	-20.75%	-20.75%	$7,925	-14.02%
Since Inception (5/1/13)	-18.98%	-7.17%	$8,102	-4.23%
Advisor					1.56%
6-Month	-5.26%	-5.26%	$9,474
1-Year	-20.96%	-20.96%	$7,904	-14.19%
5-Year	-16.74%	-3.60%	$8,326	-3.11%
10-Year	+65.03%	+5.14%	$16,503	+6.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON CHINA WORLD FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$946.00	$9.24
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.57
C
Actual	$1,000	$942.50	$12.85
Hypothetical (5% return before expenses)	$1,000	$1,011.64	$13.30
R6
Actual	$1,000	$948.50	$6.93
Hypothetical (5% return before expenses)	$1,000	$1,017.75	$7.17
Advisor
Actual	$1,000	$947.40	$8.04
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.32

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.91%;
C: 2.66%; R6: 1.43%; and Advisor: 1.66%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-
half year period.

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Financial Highlights
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.19	$38.01	$35.78	$34.09	$37.62	$33.89
Income from investment operations[a]:
Net investment income (loss)[b]	(0.10)	0.32	0.44	0.41	0.56	0.25
Net realized and unrealized gains (losses)	(0.75)	(7.53)	3.94	2.11	(3.53)	3.90
Total from investment operations	(0.85)	(7.21)	4.38	2.52	(2.97)	4.15
Less distributions from:
Net investment income	(0.46)	(0.45)	(0.52)	(0.65)	(0.25)	(0.35)
Net realized gains	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)
Total distributions	(7.04)	(4.61)	(2.15)	(0.83)	(0.56)	(0.42)
Net asset value, end of period	$18.30	$26.19	$38.01	$35.78	$34.09	$37.62

Total return[c]	(5.40)%	(20.57)%	12.76%	7.22%	(7.86)%	12.22%

Ratios to average net assets[d]
Expenses	1.91%[e,f]	1.84%[e]	1.85%[e]	1.85%	1.87%	1.92%
Net investment income (loss)	(0.81)%	0.98%	1.23%	1.13%	1.56%	0.65%

Supplemental data
Net assets, end of period (000’s)	$175,860	$232,814	$373,231	$429,085	$482,277	$550,539
Portfolio turnover rate	1.13%	7.42%	3.75%	6.12%	7.13%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FINANCIAL H IGHLIGHTS

	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.76	$37.52	$35.30	$33.55	$37.02	$33.39
Income from investment operations[a]:
Net investment income (loss)[b]	(0.18)	0.08	0.18	0.16	0.28	(0.01)
Net realized and unrealized gains (losses)	(0.75)	(7.42)	3.91	2.04	(3.44)	3.83
Total from investment operations	(0.93)	(7.34)	4.09	2.20	(3.16)	3.82
Less distributions from:
Net investment income	(0.17)	(0.26)	(0.24)	(0.27)	—	(0.12)
Net realized gains	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)
Total distributions	(6.75)	(4.42)	(1.87)	(0.45)	(0.31)	(0.19)
Net asset value, end of period	$18.08	$25.76	$37.52	$35.30	$33.55	$37.02

Total return[c]	(5.75)%	(21.16)%	11.98%	6.50%	(8.51)%	11.41%

Ratios to average net assets[d]
Expenses	2.66%[e,f]	2.56%[e]	2.54%[e]	2.55%	2.56%	2.62%
Net investment income (loss)	(1.56)%	0.26%	0.54%	0.43%	0.87%	(0.05)%

Supplemental data
Net assets, end of period (000’s)	$47,323	$63,486	$103,346	$123,220	$134,050	$169,667
Portfolio turnover rate	1.13%	7.42%	3.75%	6.12%	7.13%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON CHINA WORLD FUND
FINANCIAL H IGHLIGHTS

	Six Months Ended	Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.41	$38.27	$36.03	$38.14
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	0.49	0.66	0.68
Net realized and unrealized gains (losses)	(0.75)	(7.61)	3.93	(2.79)
Total from investment operations	(0.79)	(7.12)	4.59	(2.11)
Less distributions from:
Net investment income	(0.64)	(0.58)	(0.72)	—
Net realized gains	(6.58)	(4.16)	(1.63)	—
Total distributions	(7.22)	(4.74)	(2.35)	—
Net asset value, end of period	$18.40	$26.41	$38.27	$36.03

Total return[d]	(5.15)%	(20.20)%	13.31%	(5.53)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.46%	1.37%	1.37%	1.39%
Expenses net of waiver and payments by affiliates	1.43%[f]	1.37%[g]	1.37%[g]	1.39%
Net investment income (loss)	(0.33)%	1.45%	1.71%	1.59%

Supplemental data
Net assets, end of period (000’s)	$556	$711	$73,067	$64,078
Portfolio turnover rate	1.13%	7.42%	3.75%	6.12%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON CHINA WORLD FUND
FINANCIAL H IGHLIGHTS

	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.39	$38.26	$36.01	$34.33	$37.91	$34.13
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	0.42	0.55	0.46	0.68	0.39
Net realized and unrealized gains (losses)	(0.76)	(7.61)	3.98	2.20	(3.58)	3.91
Total from investment operations	(0.82)	(7.19)	4.53	2.66	(2.90)	4.30
Less distributions from:
Net investment income	(0.57)	(0.52)	(0.65)	(0.80)	(0.37)	(0.45)
Net realized gains	(6.58)	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)
Total distributions	(7.15)	(4.68)	(2.28)	(0.98)	(0.68)	(0.52)
Net asset value, end of period	$18.42	$26.39	$38.26	$36.01	$34.33	$37.91

Total return[c]	(5.26)%	(20.38)%	13.12%	7.54%	(7.57)%	12.52%

Ratios to average net assets[d]
Expenses	1.66%[e,f]	1.56%[e]	1.55%[e]	1.55%	1.57%	1.62%
Net investment income (loss)	(0.56)%	1.26%	1.53%	1.43%	1.86%	0.95%

Supplemental data
Net assets, end of period (000’s)	$67,692	$107,454	$223,825	$240,826	$354,249	$368,992
Portfolio turnover rate	1.13%	7.42%	3.75%	6.12%	7.13%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

TEMPLETON CHINA WORLD FUND

Statement of Investments, February 29, 2016 (unaudited)
	Country	Shares	Value
Common Stocks 100.0%
Automobiles 8.7%
Chongqing Changan Automobile Co. Ltd., B	China	3,114,957	$5,486,757
Dongfeng Motor Group Co. Ltd., H	China	8,421,478	9,809,791
Jiangling Motors Corp. Ltd., B	China	3,502,646	10,105,605
			25,402,153
Banks 6.2%
BOC Hong Kong (Holdings) Ltd	Hong Kong	1,324,000	3,438,607
China Construction Bank Corp., H	China	19,678,926	11,486,838
Industrial and Commercial Bank of China Ltd., H	China	6,391,725	3,147,459
			18,072,904
Beverages 1.5%
Kweichow Moutai Co. Ltd., A	China	14,600	478,655
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,391,499	3,994,982
			4,473,637
Chemicals 0.6%
Green Seal Holding Ltd	China	489,000	1,765,184
Construction Materials 2.2%
Asia Cement China Holdings Corp	China	12,893,271	2,635,746
BBMG Corp., H	China	2,175,000	1,219,239
Huaxin Cement Co. Ltd., B	China	3,919,226	2,559,255
			6,414,240
Distributors 1.8%
Dah Chong Hong Holdings Ltd	China	13,000,563	5,265,213
Electric Utilities 3.7%
Cheung Kong Infrastructure Holdings Ltd	Hong Kong	1,066,548	10,894,757
Electronic Equipment, Instruments & Components 1.5%
Simplo Technology Co. Ltd	Taiwan	566,948	1,824,848
Synnex Technology International Corp	Taiwan	2,551,094	2,601,513
			4,426,361
Food & Staples Retailing 8.9%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	895,176
Dairy Farm International Holdings Ltd	Hong Kong	3,138,176	19,331,164
President Chain Store Corp	Taiwan	840,059	5,698,442
			25,924,782
Food Products 4.3%
Uni-President China Holdings Ltd	China	14,905,280	9,869,397
Uni-President Enterprises Corp	Taiwan	1,477,394	2,546,541
			12,415,938
Gas Utilities 1.2%
ENN Energy Holdings Ltd	China	743,300	3,397,402
Health Care Providers & Services 1.1%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,851,300	3,332,330
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H	China	3,982,000	921,546

16 Semiannual Report

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TEMPLETON CHINA WORLD FUND
STATEMENTS OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 3.9%
CK Hutchison Holdings Ltd	Hong Kong	278,690	$3,371,741
Hopewell Holdings Ltd	Hong Kong	2,549,500	7,867,006
			11,238,747
Insurance 3.6%
AIA Group Ltd	Hong Kong	2,047,500	10,411,508
Internet & Catalog Retail 0.3%
[a] JD.com Inc., ADR	China	30,937	795,390
Internet Software & Services 10.7%
[a] Alibaba Group Holding Ltd., ADR	China	22,100	1,520,701
[a] Baidu Inc., ADR	China	70,765	12,272,066
Tencent Holdings Ltd	China	949,500	17,335,108
			31,127,875
IT Services 2.1%
[a] Chinasoft International Ltd	China	974,000	323,089
TravelSky Technology Ltd., H	China	3,791,941	5,723,647
			6,046,736
Machinery 0.2%
[b] Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	1,801,020	493,221
Marine 1.2%
China Shipping Development Co. Ltd., H	China	4,154,000	2,440,765
Sinotrans Shipping Ltd	China	7,600,000	1,123,711
			3,564,476
Media 0.3%
Poly Culture Group Corp. Ltd., H	China	367,600	819,536
Oil, Gas & Consumable Fuels 8.1%
China Petroleum and Chemical Corp., H	China	33,173,413	18,468,061
CNOOC Ltd	China	2,632,000	2,690,272
PetroChina Co. Ltd., H	China	3,988,403	2,558,838
			23,717,171
Paper & Forest Products 4.4%
Nine Dragons Paper Holdings Ltd	China	19,218,000	12,823,860
Pharmaceuticals 1.2%
Tong Ren Tang Technologies Co. Ltd., H	China	2,299,700	3,512,617
Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd	Hong Kong	288,690	1,473,552
Semiconductors & Semiconductor Equipment 8.7%
GCL-Poly Energy Holdings Ltd	China	6,545,000	959,307
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	5,446,330	24,411,250
			25,370,557
Textiles, Apparel & Luxury Goods 4.5%
Anta Sports Products Ltd	China	5,766,355	13,137,367
Transportation Infrastructure 2.8%
COSCO Pacific Ltd	China	4,814,012	5,038,193
Sichuan Expressway Co. Ltd., H	China	10,070,000	3,003,729
			8,041,922

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Semiannual Report 17

TEMPLETON CHINA WORLD FUND
STATEMENTS OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 5.5%
China Mobile Ltd	China	1,524,270	$16,148,506
Total Common Stocks (Cost $183,472,100)			291,429,488
Short Term Investments 0.3%
Money Market Funds (Cost $612,721) 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	612,721	612,721
[d] Investments from Cash Collateral Received for Loaned Securities
(Cost $270,077) 0.1%
Money Market Funds 0.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	270,077	270,077
Total Investments (Cost $184,354,898) 100.3%			292,312,286
Other Assets, less Liabilities (0.3)%			(882,653)
Net Assets 100.0%			$291,429,633

See Abbreviations on page 29.

aNon-income producing.
bA portion or all of the security is on loan at February 29, 2016. See Note 1(c).
cSee Note 3(f) regarding investments in affiliated management investment companies.
dSee Note 1(c) regarding securities on loan.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON CHINA WORLD FUND

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$183,472,100
Cost - Non-controlled affiliates (Note 3f)	882,798
Total cost of investments	$184,354,898
Value - Unaffiliated issuers	$291,429,488
Value - Non-controlled affiliates (Note 3f)	882,798
Total value of investments (includes securities loaned in the amount of $246,541)	292,312,286
Receivables:
Investment securities sold	108,666
Capital shares sold	2,711,148
Dividend	1,149
Other assets	215
Total assets	295,133,464
Liabilities:
Payables:
Capital shares redeemed	2,813,032
Management fees	314,477
Distribution fees	72,379
Transfer agent fees	114,170
Trustees’ fees and expenses	9,369
Payable upon return of securities loaned	270,077
Accrued expenses and other liabilities	110,327
Total liabilities	3,703,831
Net assets, at value	$291,429,633
Net assets consist of:
Paid-in capital	$168,996,076
Undistributed net investment income (loss)	(1,726,555)
Net unrealized appreciation (depreciation)	107,957,388
Accumulated net realized gain (loss)	16,202,724
Net assets, at value	$291,429,633

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Class A:
Net assets, at value	$175,859,888
Shares outstanding	9,609,954
Net asset value per share[a]	$18.30
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.42
Class C:
Net assets, at value	$47,322,663
Shares outstanding	2,617,294
Net asset value and maximum offering price per share[a]	$18.08
Class R6:
Net assets, at value	$555,541
Shares outstanding	30,195
Net asset value and maximum offering price per share	$18.40
Advisor Class:
Net assets, at value	$67,691,541
Shares outstanding	3,674,699
Net asset value and maximum offering price per share	$18.42

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Investment income:
Dividends (net of foreign taxes of $109,535)	$1,961,835
Income from securities loaned (net of fees and rebates)	10,875
Total investment income	1,972,710
Expenses:
Management fees (Note 3a)	2,322,576
Distribution fees: (Note 3c)
Class A	271,367
Class C	284,243
Transfer agent fees: (Note 3e)
Class A	252,679
Class C	68,071
Class R6	145
Advisor Class	109,173
Custodian fees (Note 4)	65,835
Reports to shareholders	46,480
Registration and filing fees	49,967
Professional fees	29,589
Trustees’ fees and expenses	27,427
Other	12,505
Total expenses	3,540,057
Expense reductions (Note 4)	(63)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,076)
Net expenses	3,538,918
Net investment income (loss)	(1,566,208)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	27,834,359
Foreign currency transactions	(50,262)
Net realized gain (loss)	27,784,097
Net change in unrealized appreciation (depreciation) on:
Investments	(40,935,484)
Translation of other assets and liabilities denominated in foreign currencies	8,164
Net change in unrealized appreciation (depreciation)	(40,927,320)
Net realized and unrealized gain (loss)	(13,143,223)
Net increase (decrease) in net assets resulting from operations	$(14,709,431)

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29, 2016	August 31,
	(unaudited)	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,566,208)	$6,239,465
Net realized gain (loss)	27,784,097	80,605,530
Net change in unrealized appreciation (depreciation)	(40,927,320)	(209,079,044)
Net increase (decrease) in net assets resulting from operations	(14,709,431)	(122,234,049)
Distributions to shareholders from:
Net investment income:
Class A	(3,603,536)	(4,134,433)
Class C	(360,299)	(678,370)
Class R6	(16,616)	(1,083,024)
Advisor Class	(2,085,587)	(2,373,149)
Net realized gains:
Class A	(51,937,160)	(38,445,422)
Class C	(14,292,299)	(10,788,325)
Class R6	(170,910)	(7,799,385)
Advisor Class	(24,134,058)	(18,957,393)
Total distributions to shareholders	(96,600,465)	(84,259,501)
Capital share transactions: (Note 2)
Class A	7,998,596	(32,152,412)
Class C	1,261,749	(9,655,131)
Class R6	66,064	(58,988,461)
Advisor Class	(11,052,536)	(61,714,268)
Total capital share transactions	(1,726,127)	(162,510,272)
Net increase (decrease) in net assets	(113,036,023)	(369,003,822)
Net assets:
Beginning of period	404,465,656	773,469,478
End of period	$291,429,633	$404,465,656
Undistributed net investment income (loss) included in net assets:
End of period	$(1,726,555)	$5,905,691

22 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON CHINA WORLD FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an

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Semiannual Report 23

TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

Securities lending transactions are accounted for as secured borrowing transactions. The securities out on loan represent the collateral pledged by the Fund, and the cash collateral received for the loaned securities represents the amount borrowed by the Fund. At February 29, 2016, the Fund‘s secured borrowing transactions were as follows:

Securities lending transactions[a]:
Equity investments[b]	$270,077

aThe agreements open at period end can be terminated at any time.
bGross amount of recognized liabilities for securities lending transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which

24 Semiannual Report

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP.

These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	816,623	$18,519,542	1,848,012	$60,728,192
Shares issued in reinvestment of distributions	2,701,529	53,733,408	1,359,641	40,993,162
Shares redeemed	(2,798,358)	(64,254,354)	(4,135,588)	(133,873,766)
Net increase (decrease)	719,794	$7,998,596	(927,935)	$(32,152,412)
Class C Shares:
Shares sold	173,433	$3,684,920	299,524	$9,791,186
Shares issued in reinvestment of distributions	642,355	12,641,556	331,271	9,871,861
Shares redeemed	(662,961)	(15,064,727)	(920,932)	(29,318,178)
Net increase (decrease)	152,827	$1,261,749	(290,137)	$(9,655,131)

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	1,233	$28,032	137,154	$4,382,087
Shares issued in reinvestment of distributions	9,386	187,526	293,149	8,882,408
Shares redeemed	(7,352)	(149,494)	(2,312,548)	(72,252,956)
Net increase (decrease)	3,267	$66,064	(1,882,245)	$(58,988,461)
Advisor Class Shares:
Shares sold	565,577	$13,676,217	625,398	$21,052,016
Shares issued in reinvestment of distributions	1,051,683	21,044,172	521,966	15,826,017
Shares redeemed	(2,014,029)	(45,772,925)	(2,926,540)	(98,592,301)
Net increase (decrease)	(396,769)	$(11,052,536)	(1,779,176)	$(61,714,268)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors, of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

For the period ended February 29, 2016, the annualized effective investment management fee rate was 1.294% of the Fund’s average daily net assets.

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on average weekly net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$15,917
CDSC retained	$2,156

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 29, 2016, the Fund paid transfer agent fees of $430,068, of which $207,049 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated
Fund Shares
	Shares Held			Shares Held	Value			Outstanding
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	1,576,042	31,188,412	(31,881,656)	882,798	$882,798	$ —	$ —	0.00%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2016.

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Semiannual Report 27

TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$186,658,519
Unrealized appreciation	$130,154,277
Unrealized depreciation	(24,500,510)
Net unrealized appreciation (depreciation)	$105,653,767

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $4,099,061 and $102,625,461, respectively.

7. Concentration of Risk

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:
Automobiles	$19,915,396	$5,486,757	$—	$25,402,153
All other Equity Investments[a]	266,027,335	—	—	266,027,335
Short Term Investments	882,798	—	—	882,798
Total Investments in Securities	$286,825,529	$5,486,757	$—	$292,312,286

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At February 29, 2016, the reconciliation of assets is as follows:

							Net
	Balance at		Transfers	Transfers		Net	Unrealized	Balance at
	Beginning of	Purchases	Into	Out of	Cost Basis	Realized	Appreciation	End of
	period	(Sales)	Level 3	Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period

Assets:
Investments in Securities:
Equity Investments:
Marine	$6,778,159	$—	$—	$8,846,075	$—	$—	$2,067,916	$—
Transportation
Infrastructure	6,115,073	—	—	5,626,587	—	—	(488,486)	—
Total Investments
in Securities	$12,893,232	$—	$—	$14,472,662	$—	$—	$1,579,430	$—

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By /s/Mark H. Otani

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016